Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans summary - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans summary [Line Items]
Recorded investment, Unpaid principal balance	¥ 132,162,728	¥ 190,987,592
Recorded investment, Impaired loans	139,662,463	200,004,129
Recorded investment, Impaired loans with related allowance for credit losses	71,283,092	115,866,912
Recorded investment, Impaired loans without related allowance for credit losses	68,379,371	84,137,217
Recorded investment , Related allowance for credit losses	45,635,286	61,479,897
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans summary [Line Items]
Recorded investment, Unpaid principal balance	43,112,851	102,914,225
Recorded investment, Impaired loans	47,755,694	108,751,090
Recorded investment, Impaired loans with related allowance for credit losses	13,977,803	64,871,825
Recorded investment, Impaired loans without related allowance for credit losses	33,777,892	43,879,265
Recorded investment , Related allowance for credit losses	8,899,717	32,968,721
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of impaired loans summary [Line Items]
Recorded investment, Unpaid principal balance	89,049,877	88,073,367
Recorded investment, Impaired loans	91,906,769	91,253,039
Recorded investment, Impaired loans with related allowance for credit losses	57,305,289	50,995,087
Recorded investment, Impaired loans without related allowance for credit losses	34,601,479	40,257,952
Recorded investment , Related allowance for credit losses	¥ 36,735,569	¥ 28,511,176